Preferred and Common Stock	12 Months Ended
Dec. 31, 2015
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 16: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options

During 2015, pursuant to the stock plan approved by the Board of Directors, no options were exercised.

On December 11, 2015, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 2,540,000 shares of restricted common stock and 1,000,000 stock options.

During 2014, pursuant to the stock plan approved by the Board of Directors, 15,000, 30,303, 19,626, 55,860 and 22,400 shares were issued following the exercise of options for cash at an exercise price of $3.18, $3.81, $5.87, $5.15 and $3.44 per share, respectively, for a total of $643.

On December 15, 2014, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 1,151,052 shares of restricted common stock, 24,301 restricted stock units and 1,123,003 stock options.

Vested, Surrendered and Forfeited
During 2015, 16,960 restricted stock units, issued to the Company's employees in 2013 and 2012, vested.
During 2014, 41,748 restricted stock units, issued to the Company's employees in 2013, 2012 and 2011, vested.
During the year ended December 31, 2015 and 2014, 9,319 and 24,248 restricted shares of common stock, respectively, were forfeited upon termination of employment.

As of December 31, 2015 and 2014, 159,828 and 314,250 stock options expired.

Issuance of Cumulative Perpetual Preferred Stock

On January 28, 2014, the Company completed the sale of the Series G raising net proceeds of $47,846 (after deducting underwriting discounts and offering expenses).

On July 8, 2014, the Company completed the sale of the Series H raising net proceeds of $115,756 (after deducting underwriting discounts and offering expenses).

Conversion of Preferred Stock

During the year ended December 31, 2015, 1,134 shares of convertible preferred stock were automatically converted into 1,134,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms.

      Navios Holdings had outstanding as of December 31, 2015 and 2014, 110,468,753 and 105,831,718 shares of common stock, respectively, and preferred stock 73,935 (20,000 Series G, 48,000 Series H and 5,935 shares of convertible preferred stock) and 75,069 (20,000 Series G, 48,000 Series H and 7,069 shares of convertible preferred stock), respectively.

Acquisition of Treasury Stock

      In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings' common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company's credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company's discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. As of December 31, 2015, 199,324 shares were repurchased under this program, for a total consideration of $252. In total, up until February 2016, 1,147,908 common stock were repurchased under this program, for $1,071. Since that time, this program has been suspended by the Company.   .